Shareholders’ equity (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Nov. 29, 2024	Nov. 18, 2024	Jul. 12, 2024	Mar. 27, 2024	Jun. 04, 2020	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2024	Dec. 17, 2024	Dec. 16, 2024	Dec. 05, 2024	Sep. 27, 2024	Aug. 22, 2024	Jul. 01, 2024	Jun. 24, 2024	May 24, 2024	Apr. 30, 2024	Apr. 22, 2024
IfrsStatementLineItems [Line Items]
Capital						$ 132,438	$ 132,438	$ 132,438
Capital, shares						132,438	132,438	132,438
Par value ($ per share)						$ 1.00	$ 1.00
Authorized, but unissued and unsubscribed share capital						$ 231,925	$ 231,925
Other receive amount																$ 10,895
Payment of dividend						$ 3,707	3,707	$ 2,830
Dividends recognised as distributions to non-controlling interests							$ 17,351	18,351	$ 23,075
Incerase decrease in equity attributable to owners								$ (43,351)	$ (72,067)
Nexa Atacochas General Shareholders [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in working capital		$ 37,000
Number of shares issued		2,182,866
Nexa Atacochas General Shareholders [Member] | Class A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,203,513
Nexa Atacochas General Shareholders [Member] | Class B [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		979,353
Nexa El Porvenir [Member
IfrsStatementLineItems [Line Items]
Number of shares acquired						1,537,189	1,537,189
Stake percentage						16.23%	16.23%
Number of shares acquired, value						$ 31,174	$ 31,174
Incerase decrease in equity attributable to owners						$ 2,765
Nexa El Porvenir [Member | Top of range [member]
IfrsStatementLineItems [Line Items]
Purchase price						$ 0.0239	$ 0.0239
Nexa El Porvenir [Member | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Purchase price						$ 0.0084	$ 0.0084
Nexa El Porvenir [Member | Class A Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired	35,917					1,178,166	1,178,166
Stake percentage	3.80%
Number of shares acquired, value	$ 12,629
Incerase decrease in equity attributable to owners	$ 1,871
Nexa El Porvenir [Member | Class A Common Shares [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Purchase price	$ 0.0239
Nexa El Porvenir [Member | Class A Common Shares [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Purchase price	$ 0.0084
Nexa El Porvenir [Member | Class B Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired						359,023	359,023
Nexa [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired						1,573,107	1,573,107
Stake percentage						20.03%	20.03%
Incerase decrease in equity attributable to owners							$ 4,635
BRL [Member]
IfrsStatementLineItems [Line Items]
Other receive amount																$ 60,565
Parent [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares					881,902
Percentage of equity after cancellation of shares					64.68%
Subsidiary Pollarix SA [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Other receive amount										$ 3,265										$ 23,319
Payment of dividend										3,265	$ 3,398		$ 5,762	$ 6,891	$ 6,475		$ 4,327	$ 9,683
Subsidiary Pollarix SA [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Other receive amount										19,077										$ 120,072
Payment of dividend										$ 19,077	$ 19,857		$ 33,665	$ 38,212	$ 35,909		$ 22,567	$ 50,497
Subsidiary Pollarix SA [Member] | Common Shares [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Other receive amount												$ 1,239							$ 3,018
Subsidiary Pollarix SA [Member] | Common Shares [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Other receive amount												7,239							15,741
Subsidiary Pollarix SA [Member] | Preferred Shares [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Other receive amount												4,784							11,654
Subsidiary Pollarix SA [Member] | Preferred Shares [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Other receive amount												$ 27,951							$ 60,778
Nexa Peru [Member]
IfrsStatementLineItems [Line Items]
Payment of dividend				$ 5,549
Dividends recognised as distributions to non-controlling interests			$ 913
Nexa CJM [Member]
IfrsStatementLineItems [Line Items]
Payment of dividend				4,636
Dividends recognised as distributions to non-controlling interests				$ 913